Commitments and Contingencies (Details) - Schedule of noncancelable purchase commitments - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of noncancelable purchase commitments [Line Items]
Purchase commitments, Less than 1 year	$ 14,200	$ 3,514
Purchase commitments, 1 – 3 years	10,746	4,456
Purchase commitments, 3 – 5 years	1,012	772
Purchase commitments, More than 5 years		9
Purchase commitments, Total	$ 25,958	$ 8,751